Carrying Amounts and Fair Value of Financial Instruments (Tables)	9 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair value measurements, recurring basis
Assets measured at fair value on a recurring basis are as follows as of December 31, 2012:

Assets:	Quoted Market Price In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
FHLB Securities	$—	$6,164,670	$—
SBA Bonds	—	96,462,270	—
Tax Exempt Municipal Bonds	—	37,482,148	—
Mortgage-Backed Securities	—	214,731,903	—
Equity Securities	—	75,225	—
Total	$—	$354,916,216	$—

(23)         Carrying Amounts and Fair Value of Financial Instruments, Continued

Assets measured at fair value on a recurring basis are as follows as of March 31, 2012:

Assets:	Quoted Market Price In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
FHLB Securities	$—	$2,698,894	$—
FNMA and FHLMC Bonds	—	2,921,851	—
SBA Bonds	—	86,278,802	—
Tax Exempt Municipal Bonds	—	24,125,725	—
Mortgage-Backed Securities	—	237,853,835	—
Equity Securities	—	75,750	—
Total	$—	$353,954,857	$—

Fair value measurements, nonrecurring basis
The table below presents assets and liabilities measured at fair value on a nonrecurring basis as of December 31, 2012 and March 31, 2012, aggregated by the level in the fair value hierarchy within which those measurements fall.

Assets:	Level 1	Level 2	Level 3	At December 31, 2012
Mortgage Loans Held For Sale	$—	$4,770,760	$—	$4,770,760
Collateral Dependent Impaired Loans (1)	—	—	39,506,538	39,506,538
Foreclosed Assets	—	—	6,754,425	6,754,425
Total	$—	$4,770,760	$46,260,963	$51,031,723

(1) IMPAIRED LOANS ARE REPORTED NET OF SPECIFIC RESERVES OF $440,000

	Level 1	Level 2	Level 3	Balance At March 31, 2012
Mortgage Loans Held For Sale	$—	$2,671,771	$—	$2,671,771
Collateral Dependent Impaired Loans (1)	—	—	39,160,338	39,160,338
Foreclosed Assets	—	—	14,160,099	14,160,099
Total	$—	$2,671,771	$53,320,437	$55,992,208

(1) IMPAIRED LOANS ARE REPORTED NET OF SPECIFIC RESERVES OF

Significant unobservable inputs used in the fair value measurements
For Level 3 assets and liabilities measured at fair value on a recurring or non-recurring basis as of December 31, 2012, the significant unobservable inputs used in the fair value measurements were as follows:

	Fair Value		Significant
	December 31,	Valuation	Unobservable
	2012	Technique	Inputs	Range
Collateral Dependent Impaired Loans	$39,506,538	Appraised Value	Discount Rates/ Discounts to Appraised Values	0% - 50%
Foreclosed Assets	6,754,425	Appraised Value/Comparable Sales	Discount Rates/ Discounts to Appraised Values	0% - 89%

Summary of the carrying value and estimated fair value of financial instruments
The following tables are a summary of the carrying value and estimated fair value of the Company’s financial instruments as of December 31, 2012 and March 31, 2012 presented in accordance with the applicable accounting guidance.

	December 31, 2012
	Carrying	Fair Value
(In Thousands)	Amount	Total	Level 1	Level 2	Level 3
Financial Assets:
Cash And Cash Equivalents	$7,904	$7,904	$7,904	$—	$—
Certificates of Deposits With Other Banks	1,729	1,729	—	1,729	—
Investment And Mortgage-Backed Securities	430,988	434,588	—	434,588	—
Loans Receivable, Net	397,706	397,360	—	—	397,360
FHLB Stock	6,179	6,179	6,179	—	—

Financial Liabilities:
Deposits:
Checking, Savings, And Money Market Accounts	$383,534	$383,534	$383,534	$—	$—
Certificate Accounts	292,804	295,734	—	295,734	—
Advances From FHLB	105,257	113,471	—	113,471	—
Other Borrowed Money	9,317	9,317	9,317	—	—
Senior Convertible Debentures	5,155	5,155	—	5,155	—
Junior Subordinated Debentures	6,084	6,084	—	6,084	—

	March 31, 2012
	Carrying Amount	Estimated Fair Value
	(In Thousands)
Financial Assets:
Cash And Cash Equivalents	$9,331	$9,331
Certificates of Deposits With Other Banks	1,727	1,727
Investment And Mortgage-Backed Securities	421,631	423,921
Loans Receivable, Net	428,511	427,212
FHLB Stock	8,471	8,471
Financial Liabilities:
Deposits:
Checking, Savings, And Money Market Accounts	$371,295	$371,295
Certificate Accounts	324,906	327,117
Advances From FHLB	122,070	131,679
Other Borrowed Money	9,801	9,801
Senior Convertible Debentures	6,084	6,084
Junior Subordinated Debentures	5,155	5,155